Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 171,541	$ 123,147
Receivables, net of allowance of $35,174 in 2014 and $37,178 in 2015	232,775	220,458
Deferred income taxes		76,315
Prepaid expenses and other current assets	35,784	35,945
Total current assets	440,100	455,865
Satellites and other property and equipment, net	5,988,317	5,880,264
Goodwill	2,620,627	6,780,827
Non-amortizable intangible assets	2,452,900	2,458,100
Amortizable intangible assets, net	440,330	500,545
Other assets	311,316	250,833
Total assets	12,253,590	16,326,434
Current liabilities:
Accounts payable and accrued liabilities	164,381	151,793
Taxes payable	11,742	8,974
Employee related liabilities	35,361	44,815
Accrued interest payable	161,493	161,495
Current portion of long-term debt		49,000
Deferred satellite performance incentives	19,411	20,957
Deferred revenue	108,779	117,401
Other current liabilities	63,275	72,629
Total current liabilities	564,442	627,064
Long-term debt, net of current portion	14,611,379	14,619,221
Deferred satellite performance incentives, net of current portion	162,177	163,360
Deferred revenue, net of current portion	1,010,242	967,318
Deferred income taxes	160,802	211,680
Accrued retirement benefits	195,385	262,906
Other long-term liabilities	$ 169,516	$ 217,452
Commitments and contingencies (Notes 15 and 16)
Shareholders' deficit:
Common shares; nominal value $0.01 per share	$ 1,076	$ 1,067
5.75% Series A mandatory convertible junior non-voting preferred shares; nominal value $0.01 per share; aggregate liquidation preference of $172,500 ($50 per share)	35	35
Paid-in capital	2,133,891	2,117,898
Accumulated deficit	(6,706,128)	(2,782,741)
Accumulated other comprehensive loss	(78,439)	(112,527)
Total Intelsat S.A. shareholders' deficit	(4,649,565)	(776,268)
Noncontrolling interest	29,212	33,701
Total liabilities and shareholders' deficit	$ 12,253,590	$ 16,326,434